Submission	Sep. 29, 2025
Submission [Line Items]
Central Index Key	0001692951
Registrant Name	Cottonwood Communities, Inc.
Registration File Number	333-282872
Form Type	S-11
Submission Type	S-11/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A